RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Share shares	Dec. 31, 2021 USD ($) shares
Disclosure of transactions between related parties [line items]
Number of units granted in share-based payment arrangement | shares	109,634	82,566
Value of units granted in share-based payment arrangement	$ 523	$ 449
Cash settled deferred share units outstanding | Share	1,044,204
Equity settled deferred share units outstanding | shares	104,596
Number of units outstanding | shares		1,348,765
Value of units outstanding	$ 3,873	$ 5,682
Shared common administrative services and office space [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	9	5
Amounts receivable, related party transactions	0	1
Legal services [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	428	276
Amounts payable, related party transactions	$ 10	$ 5